Share Capital	6 Months Ended
Jul. 31, 2019
Disclosure of classes of share capital [abstract]
Share Capital

14	Share Capital

	31 July 2019 NZ $000’s	31 January 2019 NZ $000’s

108,603,213 (31 January 2019: 29,640,965) Ordinary shares	155,536	134,183

Ordinary shares

	6 months to 31 July 2019 NZ $000’s	6 months to 31 January 2019 NZ $000’s
At the beginning of the reporting period	134,183	117,183
Issuance of ordinary shares:
- Cash collected	9,923	6,081
- Settle related party loan	1,449	-
- Shares issued in lieu of consultancy fee	129	-
- Shares issued in lieu of inventory payment	9,661	4,047
- Warrants issued	191	-
Asset acquisition of FOH Online Inc.	-	6,872
At the end of the reporting period	155,536	134,183

The holders of ordinary shares are entitled to participate in dividends and the proceeds on winding up of the Company. On a show of hands at meetings of the Company, each holder of ordinary shares has one vote in person or by proxy, and upon a poll each share is entitled to one vote.

The Group does not have authorised capital or par value in respect of its shares.

Warrants

The following warrants were outstanding as at 31 July 2019 (31 January 2019: 4.9m).

Average Exercise Price (USD)	Issue Date	Expiry Date	No. of warrants (000s)
	Mar-19	Mar-23	1,400
	Mar-19	Mar-24	10,196
$0.01 - $0.50	Apr-19	Apr-22	50
	May-19	May-21	1,000
	Jul-19	May-25	17,010
$0.50 - $1.00	Mar-19	Mar-21	4,228
$1.50 - $2.00	Nov-17	Nov-21	200
	Oct-18	Oct-21	2,000
	Nov-17	Nov-19	288
	Dec-17	Dec-20	1,066
	Apr-18	Apr-20	514
$2.01 - $4.00	May-18	May-20	203
	Jun-18	Jun-20	343
	Jun-18	Jun-23	800
	Jul-18	Aug-19	267
	Mar-19	Jun-20	667
$4.01+	May-18	May-21	282
	Apr-19	Jan-21	200
Total number of outstanding warrants as at 31 July 2019			40,713